Debt and Capital Lease Obligations (Consolidated Debt and Capital Lease Obligations) (Footnotes) (Details) € in Millions, £ in Millions, $ in Millions, CLP in Billions	1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 31, 2015 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 EUR (€) association	Dec. 31, 2014 USD ($) association	Dec. 31, 2014 GBP (£) association	Dec. 31, 2014 CLP association	Dec. 31, 2013 EUR (€)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CLP
Debt Instrument [Line Items]
Weighted average interest rate						5.13%	5.13%	5.13%	5.13%
Value added tax, vendor financing arrangement			$ 114.9	$ 46.0	$ 28.5
Carrying value							$ 44,611.4				$ 42,856.0
Estimated fair value							46,151.1				44,229.0
Capital lease obligations							$ 1,547.6				1,848.3
Aggregate Variable and Fixed Rate Indebtedness [Member]
Debt Instrument [Line Items]
Weighted average interest rate						6.00%	6.00%	6.00%	6.00%
UPC Broadband Holding Bank Facility [Member]
Debt Instrument [Line Items]
Weighted average interest rate						3.56%	3.56%	3.56%	3.56%
Unused borrowing capacity considering limitations						€ 906.7	$ 1,097.2
Unused borrowing capacity, considering limitations, after compliance reporting requirements						889.1	1,075.9
Carrying value							3,179.2				5,671.4
Estimated fair value							3,156.4				5,717.8
Write off of deferred debt issuance cost				4.2	$ 14.3
Unitymedia KabelBW Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Unused borrowing capacity considering limitations						15.1	18.3
Unused borrowing capacity, considering limitations, after compliance reporting requirements						€ 123.7	$ 149.7
Vendor Financing [Member]
Debt Instrument [Line Items]
Weighted average interest rate						3.45%	3.45%	3.45%	3.45%
General term of vendor financing arrangements for amounts due			1 year
Value added tax, vendor financing arrangement			$ 101.7	$ 47.3
Carrying value							$ 946.4				603.1
Estimated fair value							946.4				603.1
VTR Wireless Bank Facility [Member]
Debt Instrument [Line Items]
Principal amount of debt											98.9	CLP 60.0
Carrying value											113.1
Unitymedia KabelBW Capital Lease [Member]
Debt Instrument [Line Items]
Term when statutory termination rights are active				30 years
Capital lease obligations							810.1				952.0
Ziggo Collar [Member]
Debt Instrument [Line Items]
Carrying value											852.6
Payment for debt redemption premium		$ 4.0
Ziggo Margin Loan [Member]
Debt Instrument [Line Items]
Estimated fair value											634.3
Write off of deferred debt issuance cost		$ 2.3
VTR Dollar Credit Facility [Member]
Debt Instrument [Line Items]
Facility amount							160.0
VTR CLP Credit Facility [Member]
Debt Instrument [Line Items]
Facility amount							36.2		CLP 22.0
Telenet Capital Lease PICs Network [Member]
Debt Instrument [Line Items]
Capital lease obligations						€ 328.6	$ 397.6			€ 309.0	$ 373.9
Network lease, number of associations of municipalities | association						4	4	4	4
Term of lease repayments			15 years
Virgin Media [Member]
Debt Instrument [Line Items]
Available to be loaned or distributed by subsidiaries							$ 792.8	£ 508.8
Available to be loaned or distributed by subsidiaries, after compliance reporting requirements							819.1	£ 525.7
Carrying value							13,273.3
Ziggo [Member]
Debt Instrument [Line Items]
Available to be loaned or distributed by subsidiaries						€ 37.1	44.9
Available to be loaned or distributed by subsidiaries, after compliance reporting requirements						€ 11.4	13.8
Carrying value							$ 5,787.8
Subsequent Event [Member] | VTR Wireless Bank Facility [Member]
Debt Instrument [Line Items]
Write off of deferred debt issuance cost	$ 2.0